Bonds Payable - Major Terms of Overseas Unsecured Bonds (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Apr. 14, 2022	Dec. 31, 2021
Bonds payable [line items]
Repayment and Interest Payment	Bullet repayment; interest payable annually
Overseas [member] | Issuance period one [Member]
Bonds payable [line items]
Overseas unsecured bonds		$ 1,000.0
Overseas [member] | Issuance period two [Member]
Bonds payable [line items]
Overseas unsecured bonds		750.0
Overseas [member] | Issuance period three [Member]
Bonds payable [line items]
Overseas unsecured bonds		1,250.0
Overseas [member] | Issuance Period Four [Member]
Bonds payable [line items]
Overseas unsecured bonds		1,100.0
Overseas [member] | Issuance Period Five [Member]
Bonds payable [line items]
Overseas unsecured bonds		900.0
Overseas [member] | Issuance Period Six [Member]
Bonds payable [line items]
Overseas unsecured bonds		1,500.0
Overseas [member] | Issuance Period Seven [Member]
Bonds payable [line items]
Overseas unsecured bonds		1,250.0
Overseas [member] | Issuance Period Eight [Member]
Bonds payable [line items]
Overseas unsecured bonds		1,250.0
Overseas [member] | Issuance Period Nine [Member]
Bonds payable [line items]
Overseas unsecured bonds		1,000.0
Overseas [member] | Issuance Period Ten [Member]
Bonds payable [line items]
Overseas unsecured bonds		$ 1,000.0
Overseas unsecured bonds [member] | Issuance period one [Member]
Bonds payable [line items]
Issuance starting period		2020-09
Issuance ending period		2025-09
Coupon Rate		0.75%
Repayment and Interest Payment		Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
Overseas unsecured bonds [member] | Issuance period two [Member]
Bonds payable [line items]
Issuance starting period		2020-09
Issuance ending period		2027-09
Coupon Rate		1.00%
Repayment and Interest Payment		Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
Overseas unsecured bonds [member] | Issuance period three [Member]
Bonds payable [line items]
Issuance starting period		2020-09
Issuance ending period		2030-09
Coupon Rate		1.375%
Repayment and Interest Payment		Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
Overseas unsecured bonds [member] | Issuance Period Four [Member]
Bonds payable [line items]
Issuance starting period		2021-04
Issuance ending period		2026-04
Coupon Rate		1.25%
Repayment and Interest Payment		Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
Overseas unsecured bonds [member] | Issuance Period Five [Member]
Bonds payable [line items]
Issuance starting period		2021-04
Issuance ending period		2028-04
Coupon Rate		1.75%
Repayment and Interest Payment		Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
Overseas unsecured bonds [member] | Issuance Period Six [Member]
Bonds payable [line items]
Issuance starting period		2021-04
Issuance ending period		2031-04
Coupon Rate		2.25%
Repayment and Interest Payment		Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
Overseas unsecured bonds [member] | Issuance Period Seven [Member]
Bonds payable [line items]
Issuance starting period		2021-10
Issuance ending period		2026-10
Coupon Rate		1.75%
Repayment and Interest Payment		Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
Overseas unsecured bonds [member] | Issuance Period Eight [Member]
Bonds payable [line items]
Issuance starting period		2021-10
Issuance ending period		2031-10
Coupon Rate		2.50%
Repayment and Interest Payment		Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
Overseas unsecured bonds [member] | Issuance Period Nine [Member]
Bonds payable [line items]
Issuance starting period		2021-10
Issuance ending period		2041-10
Coupon Rate		3.125%
Repayment and Interest Payment		Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually
Overseas unsecured bonds [member] | Issuance Period Ten [Member]
Bonds payable [line items]
Issuance starting period		2021-10
Issuance ending period		2051-10
Coupon Rate		3.25%
Repayment and Interest Payment		Bullet repayment (callable at any time, in whole or in part, at the relevant redemption price according to relevant agreements); interest payable semi-annually